Financial assets and liabilities and their impacts on income - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 5,725	€ 18,749
Financial liabilities	(15,849)	23,640
Financial assets at fair value	5,725	18,749
Financial liabilities at fair value	(14,961)	23,485
Non-current borrowing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,247)	4,367
Financial liabilities at fair value	(3,266)	4,117
Current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,023)	10,177
Financial liabilities at fair value	(4,117)	10,308
Current derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1)	13
Financial liabilities at fair value	(1)	13
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,392)	6,940
Financial liabilities at fair value	(5,392)	6,940
Tax and social securitiy liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,348)	1,780
Financial liabilities at fair value	(1,348)	1,780
Other creditors and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(838)	328
Financial liabilities at fair value	(838)	328
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	158	173
Financial assets at fair value	158	173
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		6,934
Financial assets at fair value		6,934
Current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets		590
Financial assets at fair value		590
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,567	11,053
Financial assets at fair value	5,567	11,053
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,207)	6,673
Fair value through profit or loss | Current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,207)	6,660
Fair value through profit or loss | Current derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1)	13
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(12,754)	16,967
Amortized cost | Non-current borrowing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(3,247)	4,367
Amortized cost | Current borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,816)	3,517
Amortized cost | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,392)	6,940
Amortized cost | Tax and social securitiy liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,348)	1,780
Amortized cost | Other creditors and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(838)	328
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,567	11,053
Fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,567	11,053
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	158	7,696
Amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	158	173
Amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets		6,934
Amortized cost | Current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets		590
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0